INTEREST EXPENSE	12 Months Ended
Dec. 31, 2014
INTEREST EXPENSE [Abstract]
INTEREST EXPENSE
12.	INTEREST EXPENSE

Interest expense consists of interest expense on the long-term debt, the commitment fee and amortization of the deferred financing costs related to the 2012 Credit Facility that the Company entered into on October 26, 2012 and to the 2005 Credit Facility that was repaid to the lender in November 2012. Amounts borrowed bear interest at an annual rate equal to LIBOR plus a margin and the Company pays a commitment fee, which is a percentage of the applicable margin, on any undrawn amounts.

The financing costs of $6.1 million incurred related to the 2012 Credit Facility that the Company entered into on October 26, 2012 are deferred and amortized over the term of the 2012 Credit Facility on a straight-line basis. The amortization of deferred financing costs for the years ended December 31, 2014, 2013 and 2012 was $1.2 million, $1.2 million and $1.4 million, respectively. Total deferred financing costs were $3.3 million and $4.6 million at December 31, 2014 and 2013, respectively.